Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member]
€ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	EUR/NT$	EUR/NT$
Maturity Period	2019.03-06	2018.03-06
Contract Amount	$ 193	$ 69		€ 5		€ 2
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	US$/NT$	US$/NT$
Maturity Period	2019.01	2018.01
Contract Amount	$ 62	$ 125	$ 2		$ 4